UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (67.3%)[1]
Consumer Discretionary (7.1%)
McDonald's Corp.	547,704	42,042
Walt Disney Co.	981,909	36,831
* Amazon.com Inc.	183,223	32,980
* Ford Motor Co.	1,938,881	32,554
Comcast Corp. Class A	1,453,415	31,932
Home Depot Inc.	850,581	29,821
Target Corp.	367,408	22,092
Time Warner Inc.	575,896	18,527
Lowe's Cos. Inc.	716,639	17,973
* DIRECTV Class A	433,568	17,312
News Corp. Class A	1,175,682	17,118
NIKE Inc. Class B	199,536	17,044
Johnson Controls Inc.	345,338	13,192
Viacom Inc. Class B	315,247	12,487
Starbucks Corp.	385,688	12,392
Time Warner Cable Inc.	185,374	12,240
Yum! Brands Inc.	242,028	11,871
Carnival Corp.	222,880	10,277
* priceline.com Inc.	25,036	10,003
TJX Cos. Inc.	209,069	9,281
* Kohl's Corp.	160,949	8,746
Coach Inc.	155,386	8,594
Staples Inc.	376,135	8,565
Omnicom Group Inc.	154,620	7,082
CBS Corp. Class B	357,249	6,806
* Bed Bath & Beyond Inc.	129,829	6,381
* Discovery Communications Inc. Class A	147,898	6,167
Marriott International Inc. Class A	146,733	6,095
Best Buy Co. Inc.	171,906	5,895
Starwood Hotels & Resorts Worldwide Inc.	96,583	5,870
McGraw-Hill Cos. Inc.	158,103	5,757
Stanley Black & Decker Inc.	85,432	5,713
Macy's Inc.	215,144	5,443
Gap Inc.	229,616	5,084
Mattel Inc.	191,089	4,859
Fortune Brands Inc.	77,758	4,685
* O'Reilly Automotive Inc.	74,108	4,478
Limited Brands Inc.	136,744	4,202
Harley-Davidson Inc.	120,681	4,184
Genuine Parts Co.	81,321	4,175
JC Penney Co. Inc.	126,636	4,092
Wynn Resorts Ltd.	38,539	4,002
Tiffany & Co.	63,879	3,978
Ross Stores Inc.	62,164	3,932
VF Corp.	44,118	3,802
* AutoZone Inc.	13,893	3,787
Cablevision Systems Corp. Class A	110,653	3,745
Polo Ralph Lauren Corp. Class A	33,456	3,711
Nordstrom Inc.	87,326	3,701

*	CarMax Inc.	113,549	3,620
	Whirlpool Corp.	40,042	3,557
*	NetFlix Inc.	19,994	3,513
	Hasbro Inc.	71,544	3,375
	Darden Restaurants Inc.	70,986	3,297
	Family Dollar Stores Inc.	64,148	3,189
	Wyndham Worldwide Corp.	94,635	2,835
	International Game Technology	157,895	2,793
*	Interpublic Group of Cos. Inc.	259,626	2,757
	Expedia Inc.	106,892	2,682
*	Apollo Group Inc. Class A	67,310	2,658
	Abercrombie & Fitch Co.	45,992	2,651
	Newell Rubbermaid Inc.	143,828	2,615
	Scripps Networks Interactive Inc. Class A	46,862	2,425
*	Urban Outfitters Inc.	65,293	2,338
	H&R Block Inc.	162,062	1,930
*	GameStop Corp. Class A	83,533	1,911
	Gannett Co. Inc.	121,812	1,838
	Leggett & Platt Inc.	80,341	1,829
	DR Horton Inc.	142,602	1,701
*,^ Sears Holdings Corp.		22,583	1,665
	DeVry Inc.	33,707	1,617
*	Harman International Industries Inc.	33,288	1,541
	Lennar Corp. Class A	78,497	1,472
*	Goodyear Tire & Rubber Co.	119,449	1,415
	Washington Post Co. Class B	3,069	1,349
*	Big Lots Inc.	43,688	1,331
*	Pulte Group Inc.	165,376	1,244
	RadioShack Corp.	56,265	1,040
*	AutoNation Inc.	33,676	950
	Meredith Corp.	16,886	585
			629,223
Consumer Staples (7.2%)
	Procter & Gamble Co.	1,452,082	93,412
	Coca-Cola Co.	1,202,147	79,065
	Philip Morris International Inc.	941,097	55,082
	Wal-Mart Stores Inc.	1,017,004	54,847
	PepsiCo Inc.	821,409	53,663
	Kraft Foods Inc.	906,060	28,550
	Altria Group Inc.	1,080,002	26,590
	CVS Caremark Corp.	705,689	24,537
	Colgate-Palmolive Co.	250,373	20,123
	Walgreen Co.	482,552	18,800
	Costco Wholesale Corp.	224,319	16,198
	Kimberly-Clark Corp.	213,164	13,438
	General Mills Inc.	334,965	11,921
	Archer-Daniels-Midland Co.	330,098	9,929
	Sysco Corp.	302,268	8,887
	HJ Heinz Co.	166,355	8,228
	Kroger Co.	330,497	7,390
	Kellogg Co.	134,820	6,887
	Mead Johnson Nutrition Co.	104,793	6,523
	Avon Products Inc.	224,451	6,523
	Lorillard Inc.	79,179	6,497
	Sara Lee Corp.	338,393	5,925
	Reynolds American Inc.	176,292	5,751
	ConAgra Foods Inc.	231,567	5,229

Estee Lauder Cos. Inc. Class A	60,760	4,903
Clorox Co.	73,994	4,682
Safeway Inc.	199,997	4,498
Dr Pepper Snapple Group Inc.	122,419	4,304
Coca-Cola Enterprises Inc.	167,980	4,205
JM Smucker Co.	63,481	4,168
Molson Coors Brewing Co. Class B	79,863	4,008
* Whole Foods Market Inc.	77,084	3,900
Hershey Co.	80,941	3,816
Brown-Forman Corp. Class B	54,450	3,791
Campbell Soup Co.	95,878	3,332
McCormick & Co. Inc.	67,773	3,153
Tyson Foods Inc. Class A	156,183	2,689
* Constellation Brands Inc. Class A	93,706	2,076
Hormel Foods Corp.	36,992	1,896
SUPERVALU Inc.	105,465	1,016
* Dean Foods Co.	95,968	848
		631,280
Energy (8.1%)
Exxon Mobil Corp.	2,614,706	191,187
Chevron Corp.	1,041,727	95,058
Schlumberger Ltd.	707,565	59,082
ConocoPhillips	762,016	51,893
Occidental Petroleum Corp.	420,391	41,240
Apache Corp.	198,253	23,638
Anadarko Petroleum Corp.	256,039	19,500
Halliburton Co.	469,410	19,166
Devon Energy Corp.	224,066	17,591
National Oilwell Varco Inc.	216,123	14,534
Marathon Oil Corp.	366,930	13,587
Baker Hughes Inc.	221,264	12,650
EOG Resources Inc.	130,499	11,929
Hess Corp.	154,868	11,854
Peabody Energy Corp.	140,205	8,970
Chesapeake Energy Corp.	336,130	8,709
Spectra Energy Corp.	332,915	8,319
Noble Energy Inc.	89,723	7,723
Williams Cos. Inc.	304,114	7,518
Murphy Oil Corp.	98,689	7,357
* Southwestern Energy Co.	181,155	6,781
Valero Energy Corp.	291,771	6,746
* Cameron International Corp.	124,684	6,325
* FMC Technologies Inc.	63,250	5,624
Consol Energy Inc.	114,783	5,594
Pioneer Natural Resources Co.	58,850	5,109
El Paso Corp.	361,088	4,969
* Newfield Exploration Co.	61,715	4,450
* Denbury Resources Inc.	206,514	3,942
Range Resources Corp.	81,609	3,671
EQT Corp.	76,653	3,437
* Nabors Industries Ltd.	145,681	3,418
QEP Resources Inc.	91,467	3,321
Massey Energy Co.	50,614	2,715
Helmerich & Payne Inc.	55,109	2,672
Sunoco Inc.	63,210	2,548
Diamond Offshore Drilling Inc.	35,962	2,405
* Rowan Cos. Inc.	60,611	2,116

Cabot Oil & Gas Corp.	53,228	2,015
* Tesoro Corp.	72,097	1,337
		710,700
Financials (10.8%)
JPMorgan Chase & Co.	2,027,933	86,025
Wells Fargo & Co.	2,718,095	84,234
* Berkshire Hathaway Inc. Class B	894,282	71,641
* Citigroup Inc.	15,041,029	71,144
Bank of America Corp.	5,220,407	69,640
Goldman Sachs Group Inc.	265,114	44,582
US Bancorp	996,683	26,880
American Express Co.	542,075	23,266
Morgan Stanley	785,504	21,373
MetLife Inc.	469,938	20,884
Bank of New York Mellon Corp.	640,907	19,355
PNC Financial Services Group Inc.	272,776	16,563
Simon Property Group Inc.	150,528	14,976
Prudential Financial Inc.	250,217	14,690
Aflac Inc.	242,483	13,683
Travelers Cos. Inc.	238,385	13,280
State Street Corp.	257,312	11,924
CME Group Inc.	34,225	11,012
ACE Ltd.	175,142	10,903
Capital One Financial Corp.	233,697	9,946
Chubb Corp.	158,683	9,464
BB&T Corp.	359,487	9,451
Allstate Corp.	282,288	8,999
Charles Schwab Corp.	503,498	8,615
T Rowe Price Group Inc.	131,601	8,493
Franklin Resources Inc.	76,147	8,468
AON Corp.	170,638	7,851
Marsh & McLennan Cos. Inc.	279,200	7,633
SunTrust Banks Inc.	258,301	7,622
Equity Residential	145,456	7,556
Ameriprise Financial Inc.	131,080	7,544
Public Storage	72,224	7,325
Northern Trust Corp.	126,869	7,030
HCP Inc.	188,668	6,941
Progressive Corp.	345,330	6,862
Vornado Realty Trust	82,181	6,848
Loews Corp.	167,117	6,502
Boston Properties Inc.	71,594	6,164
Hartford Financial Services Group Inc.	227,707	6,032
Fifth Third Bancorp	410,739	6,030
Host Hotels & Resorts Inc.	336,854	6,020
Invesco Ltd.	238,539	5,739
Principal Financial Group Inc.	169,223	5,510
M&T Bank Corp.	61,860	5,385
Discover Financial Services	286,272	5,305
Weyerhaeuser Co.	273,058	5,169
AvalonBay Communities Inc.	42,807	4,818
Lincoln National Corp.	163,668	4,552
Regions Financial Corp.	647,720	4,534
* IntercontinentalExchange Inc.	37,933	4,520
Ventas Inc.	82,843	4,348
ProLogis	288,711	4,169
* American International Group Inc.	72,279	4,165

Unum Group	170,814	4,137
KeyCorp	461,544	4,085
NYSE Euronext	135,625	4,066
Comerica Inc.	89,372	3,775
Kimco Realty Corp.	203,207	3,666
XL Group plc Class A	165,092	3,602
Health Care REIT Inc.	73,812	3,516
Hudson City Bancorp Inc.	269,916	3,439
* Genworth Financial Inc. Class A	257,537	3,384
Plum Creek Timber Co. Inc.	86,001	3,221
* SLM Corp.	252,395	3,178
* CB Richard Ellis Group Inc. Class A	148,477	3,041
Leucadia National Corp.	101,339	2,957
Legg Mason Inc.	78,357	2,842
Cincinnati Financial Corp.	86,645	2,746
Moody's Corp.	101,910	2,705
People's United Financial Inc.	188,080	2,635
Torchmark Corp.	41,561	2,483
Huntington Bancshares Inc.	357,786	2,458
Assurant Inc.	58,911	2,269
Zions Bancorporation	88,721	2,150
Marshall & Ilsley Corp.	262,470	1,816
* NASDAQ OMX Group Inc.	72,969	1,730
* First Horizon National Corp.	131,567	1,550
* E*Trade Financial Corp.	96,112	1,538
Apartment Investment & Management Co.	59,428	1,536
Federated Investors Inc. Class B	46,103	1,206
Janus Capital Group Inc.	81,050	1,051
		948,447
Health Care (7.3%)
Johnson & Johnson	1,423,116	88,020
Pfizer Inc.	4,150,926	72,683
Merck & Co. Inc.	1,595,733	57,510
Abbott Laboratories	801,709	38,410
* Amgen Inc.	490,279	26,916
Bristol-Myers Squibb Co.	891,404	23,604
Medtronic Inc.	557,006	20,659
UnitedHealth Group Inc.	571,142	20,624
Eli Lilly & Co.	526,670	18,455
Baxter International Inc.	304,395	15,408
* Gilead Sciences Inc.	422,066	15,296
* Express Scripts Inc.	273,868	14,803
* Celgene Corp.	243,329	14,390
* Medco Health Solutions Inc.	220,328	13,499
* Thermo Fisher Scientific Inc.	206,395	11,426
* WellPoint Inc.	200,182	11,382
Allergan Inc.	158,950	10,915
Becton Dickinson and Co.	119,756	10,122
* Genzyme Corp.	133,094	9,476
Stryker Corp.	173,387	9,311
McKesson Corp.	131,681	9,268
* Biogen Idec Inc.	124,549	8,351
* St. Jude Medical Inc.	176,537	7,547
* Agilent Technologies Inc.	177,469	7,353
Cardinal Health Inc.	183,266	7,021
Aetna Inc.	208,112	6,350
* Boston Scientific Corp.	793,443	6,006

* Zimmer Holdings Inc.	103,099	5,534
* Life Technologies Corp.	96,191	5,339
CIGNA Corp.	142,516	5,225
* Intuitive Surgical Inc.	20,191	5,204
AmerisourceBergen Corp. Class A	145,683	4,971
* Humana Inc.	89,971	4,925
* Hospira Inc.	85,868	4,782
* Mylan Inc.	225,488	4,765
* Laboratory Corp. of America Holdings	53,447	4,699
* Forest Laboratories Inc.	146,531	4,686
* Varian Medical Systems Inc.	64,265	4,452
CR Bard Inc.	47,857	4,392
Quest Diagnostics Inc.	73,725	3,979
* Waters Corp.	47,063	3,657
* DaVita Inc.	49,696	3,453
* Cerner Corp.	35,402	3,354
* Watson Pharmaceuticals Inc.	63,936	3,302
* CareFusion Corp.	113,378	2,914
DENTSPLY International Inc.	74,357	2,541
* Cephalon Inc.	39,499	2,438
* Coventry Health Care Inc.	74,309	1,962
* Tenet Healthcare Corp.	227,851	1,524
Patterson Cos. Inc.	49,433	1,514
PerkinElmer Inc.	58,335	1,506
		645,923
Industrials (7.3%)
General Electric Co.	5,521,566	100,989
United Technologies Corp.	478,689	37,682
United Parcel Service Inc. Class B	513,714	37,285
3M Co.	370,060	31,936
Caterpillar Inc.	327,446	30,669
Boeing Co.	378,842	24,723
Union Pacific Corp.	256,879	23,802
Emerson Electric Co.	391,690	22,393
Honeywell International Inc.	403,444	21,447
Deere & Co.	219,851	18,259
FedEx Corp.	164,146	15,267
General Dynamics Corp.	196,554	13,948
Illinois Tool Works Inc.	253,984	13,563
Danaher Corp.	277,618	13,095
CSX Corp.	194,275	12,552
Norfolk Southern Corp.	189,745	11,920
Cummins Inc.	103,313	11,365
Lockheed Martin Corp.	155,250	10,854
PACCAR Inc.	188,818	10,842
Precision Castparts Corp.	73,802	10,274
Northrop Grumman Corp.	153,474	9,942
Waste Management Inc.	250,732	9,245
Raytheon Co.	189,681	8,790
Eaton Corp.	85,822	8,712
Ingersoll-Rand plc	166,934	7,861
Parker Hannifin Corp.	83,891	7,240
CH Robinson Worldwide Inc.	85,407	6,849
Fluor Corp.	92,237	6,112
Expeditors International of Washington Inc.	108,601	5,930
Goodrich Corp.	64,136	5,648
Dover Corp.	95,440	5,578

Rockwell Automation Inc.	72,515	5,200
Southwest Airlines Co.	394,436	5,120
ITT Corp.	96,300	5,018
Rockwell Collins Inc.	82,944	4,832
Republic Services Inc. Class A	160,102	4,781
Fastenal Co.	75,697	4,535
WW Grainger Inc.	31,215	4,311
L-3 Communications Holdings Inc.	60,948	4,296
* Stericycle Inc.	46,034	3,725
Roper Industries Inc.	48,028	3,671
Flowserve Corp.	28,785	3,432
Textron Inc.	140,069	3,311
Pall Corp.	62,280	3,088
* Jacobs Engineering Group Inc.	62,875	2,883
Pitney Bowes Inc.	109,010	2,636
Iron Mountain Inc.	98,333	2,459
Robert Half International Inc.	79,836	2,443
Masco Corp.	184,417	2,335
Equifax Inc.	63,225	2,251
Dun & Bradstreet Corp.	27,399	2,249
Avery Dennison Corp.	53,039	2,246
* Quanta Services Inc.	106,477	2,121
Cintas Corp.	70,245	1,964
RR Donnelley & Sons Co.	108,610	1,897
Snap-On Inc.	31,768	1,797
Ryder System Inc.	30,335	1,597
		638,970
Information Technology (12.7%)
* Apple Inc.	474,917	153,189
Microsoft Corp.	3,904,529	109,014
International Business Machines Corp.	644,562	94,596
* Google Inc. Class A	129,166	76,721
Oracle Corp.	2,006,777	62,812
Intel Corp.	2,883,917	60,649
* Cisco Systems Inc.	2,880,550	58,274
Hewlett-Packard Co.	1,176,454	49,529
QUALCOMM Inc.	837,220	41,434
* EMC Corp.	1,060,051	24,275
Texas Instruments Inc.	609,166	19,798
Visa Inc. Class A	252,749	17,788
* eBay Inc.	598,499	16,656
Corning Inc.	809,890	15,647
* Dell Inc.	881,462	11,944
Automatic Data Processing Inc.	254,024	11,756
* Cognizant Technology Solutions Corp. Class A	155,075	11,365
* Yahoo! Inc.	676,869	11,256
Mastercard Inc. Class A	50,176	11,245
* Motorola Inc.	1,210,498	10,979
Tyco International Ltd.	257,938	10,689
* NetApp Inc.	184,794	10,156
Broadcom Corp. Class A	232,182	10,112
* Juniper Networks Inc.	268,184	9,901
Applied Materials Inc.	686,606	9,647
* Adobe Systems Inc.	264,948	8,155
Xerox Corp.	700,980	8,075
* Salesforce.com Inc.	60,424	7,976
* Intuit Inc.	148,525	7,322

*	Symantec Corp.	413,893	6,929
*	Citrix Systems Inc.	96,716	6,616
	Western Union Co.	338,008	6,277
*	SanDisk Corp.	117,837	5,875
	Altera Corp.	161,260	5,738
	Analog Devices Inc.	152,173	5,732
	Paychex Inc.	169,303	5,233
*	F5 Networks Inc.	37,508	4,882
	CA Inc.	198,441	4,850
	Amphenol Corp. Class A	90,686	4,786
*	Autodesk Inc.	120,660	4,609
*	Fiserv Inc.	76,881	4,502
*	BMC Software Inc.	95,143	4,485
*	NVIDIA Corp.	287,309	4,425
*	Red Hat Inc.	96,858	4,422
*	Akamai Technologies Inc.	90,670	4,266
	Linear Technology Corp.	117,815	4,075
	Computer Sciences Corp.	81,403	4,038
*	Western Digital Corp.	117,884	3,996
	Xilinx Inc.	132,457	3,839
*	Teradata Corp.	90,296	3,717
	Fidelity National Information Services Inc.	133,371	3,653
*	Micron Technology Inc.	453,338	3,636
*,^ First Solar Inc.		27,720	3,607
*	McAfee Inc.	77,599	3,594
	KLA-Tencor Corp.	88,024	3,401
	Microchip Technology Inc.	95,648	3,272
	Harris Corp.	69,450	3,146
	VeriSign Inc.	91,366	2,985
*	Electronic Arts Inc.	172,092	2,819
*	Advanced Micro Devices Inc.	301,405	2,466
*	FLIR Systems Inc.	80,991	2,410
*	SAIC Inc.	146,934	2,330
*	LSI Corp.	341,043	2,043
	Jabil Circuit Inc.	97,235	1,953
	National Semiconductor Corp.	124,443	1,712
*	Novellus Systems Inc.	51,691	1,671
	Molex Inc.	73,027	1,659
*	Monster Worldwide Inc.	64,994	1,536
*	Lexmark International Inc. Class A	42,657	1,485
*	JDS Uniphase Corp.	100,932	1,462
*	Compuware Corp.	122,539	1,430
*	Teradyne Inc.	101,400	1,424
*	MEMC Electronic Materials Inc.	120,946	1,362
	Tellabs Inc.	196,987	1,336
	Total System Services Inc.	81,800	1,258
*	Novell Inc.	175,415	1,038
*	QLogic Corp.	56,101	955
			1,113,895
Materials (2.5%)
	Freeport-McMoRan Copper & Gold Inc.	242,882	29,168
	EI du Pont de Nemours & Co.	470,425	23,465
	Dow Chemical Co.	595,978	20,347
	Monsanto Co.	279,602	19,471
	Newmont Mining Corp.	254,730	15,648
	Praxair Inc.	159,465	15,224
	Air Products & Chemicals Inc.	110,648	10,063

Alcoa Inc.	523,908	8,063
Nucor Corp.	165,428	7,249
PPG Industries Inc.	85,753	7,209
Ecolab Inc.	123,067	6,205
International Paper Co.	223,948	6,100
Cliffs Natural Resources Inc.	68,904	5,375
CF Industries Holdings Inc.	36,201	4,893
United States Steel Corp.	73,783	4,310
Sigma-Aldrich Corp.	64,279	4,278
Sherwin-Williams Co.	47,565	3,984
Ball Corp.	47,781	3,252
Eastman Chemical Co.	38,411	3,230
FMC Corp.	37,981	3,034
Allegheny Technologies Inc.	52,676	2,907
Vulcan Materials Co.	64,993	2,883
* Owens-Illinois Inc.	85,521	2,626
Airgas Inc.	39,091	2,442
International Flavors & Fragrances Inc.	42,794	2,379
MeadWestvaco Corp.	90,473	2,367
Sealed Air Corp.	80,684	2,053
Bemis Co. Inc.	56,719	1,852
AK Steel Holding Corp.	56,477	925
* Titanium Metals Corp.	46,753	803
		221,805
Telecommunication Services (2.1%)
AT&T Inc.	3,061,547	89,948
Verizon Communications Inc.	1,463,645	52,369
* American Tower Corp. Class A	207,886	10,735
CenturyLink Inc.	155,825	7,195
Qwest Communications International Inc.	887,333	6,753
* Sprint Nextel Corp.	1,567,826	6,632
Frontier Communications Corp.	519,519	5,055
Windstream Corp.	243,053	3,388
* MetroPCS Communications Inc.	138,336	1,747
		183,822
Utilities (2.2%)
Southern Co.	433,638	16,578
Exelon Corp.	343,178	14,290
Dominion Resources Inc.	301,411	12,876
Duke Energy Corp.	684,123	12,184
NextEra Energy Inc.	217,086	11,286
PG&E Corp.	202,131	9,670
American Electric Power Co. Inc.	250,744	9,022
Public Service Enterprise Group Inc.	262,476	8,349
Consolidated Edison Inc.	146,505	7,262
Entergy Corp.	94,126	6,667
Progress Energy Inc.	151,212	6,575
Sempra Energy	124,916	6,556
PPL Corp.	248,894	6,551
Edison International	169,281	6,534
FirstEnergy Corp.	160,169	5,929
Xcel Energy Inc.	240,938	5,674
* AES Corp.	339,303	4,133
DTE Energy Co.	87,333	3,958
Wisconsin Energy Corp.	62,994	3,708
Ameren Corp.	124,917	3,521
CenterPoint Energy Inc.	209,801	3,298

Constellation Energy Group Inc.			107,159	3,282
Oneok Inc.			53,300	2,957
Northeast Utilities			92,510	2,949
* NRG Energy Inc.			134,685	2,632
NiSource Inc.			144,013	2,538
SCANA Corp.			58,802	2,387
Pinnacle West Capital Corp.			53,989	2,238
Pepco Holdings Inc.			119,868	2,188
CMS Energy Corp.			117,090	2,178
Allegheny Energy Inc.			88,122	2,136
TECO Energy Inc.			110,600	1,969
Integrys Energy Group Inc.			39,943	1,938
Nicor Inc.			20,422	1,019
				195,032
Total Common Stocks (Cost $3,271,381)				5,919,097
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.3%) [1]
U.S. Government Securities (5.3%)
United States Treasury Note/Bond	7.875%	2/15/21	7,015	9,796
United States Treasury Note/Bond	8.125%	5/15/21	9,880	14,040
United States Treasury Note/Bond	8.125%	8/15/21	845	1,205
United States Treasury Note/Bond	8.000%	11/15/21	15,908	22,520
United States Treasury Note/Bond	7.125%	2/15/23	10,481	14,086
United States Treasury Note/Bond	6.250%	8/15/23	5,776	7,263
United States Treasury Note/Bond	7.500%	11/15/24	7,531	10,554
United States Treasury Note/Bond	7.625%	2/15/25	9,881	14,019
United States Treasury Note/Bond	6.875%	8/15/25	11,009	14,719
United States Treasury Note/Bond	6.000%	2/15/26	10,154	12,555
United States Treasury Note/Bond	6.500%	11/15/26	9,895	12,846
United States Treasury Note/Bond	6.125%	11/15/27	4,588	5,764
United States Treasury Note/Bond	5.500%	8/15/28	11,695	13,780
United States Treasury Note/Bond	5.250%	11/15/28	13,391	15,352
United States Treasury Note/Bond	5.250%	2/15/29	11,863	13,605
United States Treasury Note/Bond	6.250%	5/15/30	4,814	6,188
United States Treasury Note/Bond	5.375%	2/15/31	10,865	12,683
United States Treasury Note/Bond	4.500%	2/15/36	21,234	21,987
United States Treasury Note/Bond	4.750%	2/15/37	9,112	9,795
United States Treasury Note/Bond	5.000%	5/15/37	8,170	9,117
United States Treasury Note/Bond	4.375%	2/15/38	11,297	11,422
United States Treasury Note/Bond	4.500%	5/15/38	14,653	15,104
United States Treasury Note/Bond	3.500%	2/15/39	19,093	16,465
United States Treasury Note/Bond	4.250%	5/15/39	19,189	18,919
United States Treasury Note/Bond	4.500%	8/15/39	22,435	23,063
United States Treasury Note/Bond	4.375%	11/15/39	27,549	27,713
United States Treasury Note/Bond	4.625%	2/15/40	25,890	27,136
United States Treasury Note/Bond	4.375%	5/15/40	32,714	32,883
United States Treasury Note/Bond	3.875%	8/15/40	32,478	29,941
United States Treasury Note/Bond	4.250%	11/15/40	23,163	22,794
Total U.S. Government and Agency Obligations (Cost $470,530)				467,314

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (28.2%)[1]
Money Market Fund (24.4%)
[2,3] Vanguard Market Liquidity Fund	0.211%		2,152,557,239	2,152,557

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (2.3%)
Commerzbank U.S. Finance Inc.	0.240%	1/14/11	20,000	19,998
Intesa Funding LLC	0.300%	1/3/11	35,000	34,999
Intesa Funding LLC	0.350%	2/28/11	35,000	34,981
Lloyds TSB Bank plc	0.255%	1/18/11	20,000	19,998
Natixis US Finance Co.	0.320%	2/7/11	30,700	30,690
Societe Generale N.A. Inc.	0.280%	1/7/11	1,350	1,350
Societe Generale N.A. Inc.	0.290%	1/14/11	20,000	19,998
Societe Generale N.A. Inc.	0.330%	2/4/11	20,000	19,994
Societe Generale N.A. Inc.	0.300%	2/9/11	16,000	15,995
UBS Finance	0.200%	2/4/11	2,000	2,000
				200,003
U.S. Government and Agency Obligations (1.5%)
4 United States Treasury Bill	0.130%–0.141%	3/24/11	132,040	132,006
Total Temporary Cash Investments (Cost $2,484,558)				2,484,566
Total Investments (100.8%) (Cost $6,226,469)				8,870,977
Other Assets and Liabilities-Net (-0.8%)[2]				(73,657)
Net Assets (100%)				8,797,320

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,793,000.
1 The fund invests a portion of its cash reserves in equity and bond markets through the use of futures contracts. After giving effect to futures investments, the fund's effective positions in common stock, U.S. government obligations, and temporary cash investments represent 82.4%, 17.9%, and 0.5%, respectively, of net assets.
2 Includes $4,936,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $132,006,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,919,097	—	—
U.S. Government and Agency Obligations	—	467,314	—
Temporary Cash Investments	2,152,557	332,009	—
Futures Contracts—Assets[1]	12,920	—	—
Futures Contracts—Liabilities[1]	(1,614)	—	—
Total	8,082,960	799,323	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use S&P 500 Index and U.S. Treasury futures contracts, with the objectives of maintaining full exposure to the stock and bond markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying securities while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of securities held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	March 2011	11,622	1,419,337	(53,585)
S&P 500 Index	March 2011	4,113	1,288,397	31,615
E-mini S&P 500 Index	March 2011	624	39,094	879

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2010, the cost of investment securities for tax purposes was $6,226,469,000. Net unrealized appreciation of investment securities for tax purposes was $2,644,508,000, consisting of unrealized gains of $2,849,633,000 on securities that had risen in value since their purchase and $205,125,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of December 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (98.6%)
Consumer Discretionary (13.1%)
1,* Buck Holdings LP Private Placement		4,130,622	9,259
*	Dana Holding Corp.	527,360	9,076
*	Apollo Group Inc. Class A	223,040	8,808
	Brunswick Corp.	429,360	8,046
*	Capella Education Co.	102,363	6,815
*	Kohl's Corp.	118,900	6,461
	Lowe's Cos. Inc.	242,700	6,087
*	ITT Educational Services Inc.	92,770	5,909
	Comcast Corp. Class A	253,100	5,561
*	Office Depot Inc.	931,100	5,028
^	Strayer Education Inc.	31,410	4,781
	Whirlpool Corp.	53,500	4,752
	DeVry Inc.	94,700	4,544
*	General Motors Co.	106,600	3,929
*	Eastman Kodak Co.	681,410	3,652
	Thomas Cook Group plc	1,144,278	3,402
	MDC Holdings Inc.	68,300	1,965
*	Pulte Group Inc.	250,400	1,883
	Target Corp.	30,700	1,846
*	Ford Motor Co.	900	15
			101,819
Consumer Staples (4.7%)
*	Green Mountain Coffee Roasters Inc.	311,300	10,229
	Molson Coors Brewing Co. Class B	173,400	8,703
	Archer-Daniels-Midland Co.	241,400	7,261
	Kraft Foods Inc.	103,200	3,252
	Japan Tobacco Inc.	796	2,943
	China Agri-Industries Holdings Ltd.	2,449,000	2,775
	Chaoda Modern Agriculture Holdings Ltd.	1,058,306	792
	Maple Leaf Foods Inc.	33,600	385
			36,340
Energy (12.4%)
	Consol Energy Inc.	358,840	17,490
	Chevron Corp.	72,200	6,588
*	Cobalt International Energy Inc.	533,030	6,508
*	Southwestern Energy Co.	166,100	6,217
	Inpex Corp.	986	5,764
	Gazprom OAO ADR	223,600	5,653
*	Venoco Inc.	262,090	4,836
	Statoil ASA ADR	197,300	4,690
	Cameco Corp.	98,960	3,996
	Suncor Energy Inc.	102,800	3,936
	Canadian Natural Resources Ltd.	86,200	3,829
*	Paladin Energy Ltd.	750,700	3,792
	SBM Offshore NV	160,851	3,623
	Cabot Oil & Gas Corp.	88,900	3,365
	Noble Corp.	87,300	3,123
	Massey Energy Co.	54,190	2,907

	Apache Corp.	18,800	2,241
	Tsakos Energy Navigation Ltd.	211,400	2,114
*	Weatherford International Ltd.	89,700	2,045
^	Frontline Ltd./Bermuda	71,848	1,823
	Anadarko Petroleum Corp.	20,320	1,548
			96,088
Financials (24.7%)
	Wells Fargo & Co.	978,260	30,316
	Bank of America Corp.	2,085,317	27,818
	Radian Group Inc.	1,399,950	11,298
*	UBS AG	633,700	10,437
	JPMorgan Chase & Co.	241,000	10,223
	Reinsurance Group of America Inc. Class A	187,000	10,044
	Unum Group	397,700	9,632
*	UBS AG	532,700	8,774
	Hartford Financial Services Group Inc.	314,650	8,335
	BlackRock Inc.	37,900	7,223
	BB&T Corp.	231,600	6,089
	ACE Ltd.	96,000	5,976
	Everest Re Group Ltd.	70,200	5,954
	TD Ameritrade Holding Corp.	310,200	5,891
*	MGIC Investment Corp.	572,470	5,833
	Principal Financial Group Inc.	155,900	5,076
	Fidelity National Financial Inc. Class A	311,600	4,263
	Barclays plc	977,065	4,055
	Standard Chartered plc	148,000	4,012
	Ameriprise Financial Inc.	52,475	3,020
*	PMI Group Inc.	801,020	2,643
	Bank of New York Mellon Corp.	83,000	2,507
	White Mountains Insurance Group Ltd.	6,500	2,181
			191,600
Health Care (9.0%)
	Pfizer Inc.	632,100	11,068
	UCB SA	200,546	6,913
*	Amgen Inc.	123,900	6,802
	Teva Pharmaceutical Industries Ltd. ADR	111,530	5,814
	Medtronic Inc.	151,000	5,601
*	Gilead Sciences Inc.	153,000	5,545
*,^ Novavax Inc.		2,180,400	5,298
	Roche Holding AG	34,897	5,131
	Covidien plc	99,600	4,548
*	Elan Corp. plc ADR	701,350	4,019
	CIGNA Corp.	97,100	3,560
	UnitedHealth Group Inc.	90,400	3,264
*	AVANIR Pharmaceuticals Inc.	474,300	1,935
			69,498
Industrials (10.5%)
*	Navistar International Corp.	216,850	12,558
*	Delta Air Lines Inc.	952,675	12,004
*	United Continental Holdings Inc.	290,310	6,915
	Ingersoll-Rand plc	123,840	5,832
*	AirAsia Bhd.	6,401,680	5,251
	Pentair Inc.	128,200	4,680
	General Dynamics Corp.	60,900	4,321
*	United Rentals Inc.	182,800	4,159
*	Terex Corp.	124,710	3,871
	Barnes Group Inc.	170,000	3,514

	Toll Holdings Ltd.	569,937	3,352
*	Moog Inc. Class A	77,395	3,080
	United Parcel Service Inc. Class B	41,000	2,976
	Lockheed Martin Corp.	35,700	2,496
	Honeywell International Inc.	44,800	2,381
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co.
	Ltd.	781,700	1,766
	Steelcase Inc. Class A	128,100	1,354
	General Electric Co.	69,600	1,273
			81,783
Information Technology (13.0%)
*	Research In Motion Ltd.	179,120	10,412
*	Apple Inc.	31,890	10,287
*	Micron Technology Inc.	932,040	7,475
*	eBay Inc.	258,100	7,183
	Western Union Co.	347,400	6,451
*	Teradyne Inc.	422,950	5,938
*	Cisco Systems Inc.	288,720	5,841
*	GT Solar International Inc.	634,500	5,787
	Oracle Corp.	184,570	5,777
*	Arrow Electronics Inc.	165,000	5,651
	Corning Inc.	248,100	4,793
*	CACI International Inc. Class A	83,200	4,443
*	Cree Inc.	63,350	4,174
*	Flextronics International Ltd.	492,400	3,865
*	Avnet Inc.	80,600	2,662
	Paychex Inc.	83,900	2,593
*,^ LDK Solar Co. Ltd. ADR		255,300	2,584
	Microsoft Corp.	88,200	2,463
	QUALCOMM Inc.	33,300	1,648
	Altera Corp.	12,500	445
			100,472
Materials (8.3%)
	Steel Dynamics Inc.	592,100	10,835
	Mosaic Co.	121,310	9,263
	Methanex Corp.	285,120	8,668
	Freeport-McMoRan Copper & Gold Inc.	51,000	6,125
	Monsanto Co.	59,100	4,116
	CRH plc	189,732	3,974
	Dow Chemical Co.	115,060	3,928
	Xstrata plc	138,370	3,293
*	Owens-Illinois Inc.	102,900	3,159
	Olin Corp.	152,769	3,135
	HeidelbergCement AG	43,456	2,738
	Vulcan Materials Co.	54,600	2,422
	CF Industries Holdings Inc.	17,200	2,324
			63,980
Telecommunication Services (1.2%)
*	Sprint Nextel Corp.	2,258,200	9,552

Utilities (1.7%)
	Entergy Corp.	107,600	7,621
	NV Energy Inc.	381,600	5,362
			12,983
Total Common Stocks (Cost $656,599)			764,115

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.8%)
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	0.211%		8,674,000	8,674

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (1.7%)
Credit Suisse Securities (USA) LLC
(Dated 12/31/10, Repurchase Value
$10,201,000, collateralized by U.S.
Treasury Note 2.625%, 7/31/14)	0.150%	1/3/11	10,200	10,200
Deutsche Bank Securities, Inc.
(Dated 12/31/10, Repurchase Value
$3,200,000, collateralized by Government
National Mortgage Assn. 4.000%, 8/15/40)	0.280%	1/3/11	3,200	3,200
				13,400
Total Temporary Cash Investments (Cost $22,074)				22,074
Total Investments (101.4%) (Cost $678,673)				786,189
Other Assets and Liabilities-Net (-1.4%)[2]				(10,913)
Net Assets (100%)				775,276

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,791,000.
1 Restricted security represents 1.2% of net assets.
2 Includes $8,674,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	675,191	79,665	9,259
Temporary Cash Investments	8,674	13,400	—
Total	683,865	93,065	9,259
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2010:

Investments in
Common Stock
($000)
Amount valued based on Level 3 Inputs
Balance as of September 30, 2010	9,869
Transfers out of Level 3	(1,147)
Change in Unrealized Appreciation (Depreciation)	537
Balance as of December 31, 2010	9.259

D. At December 31, 2010, the cost of investment securities for tax purposes was $678,673,000. Net unrealized appreciation of investment securities for tax purposes was $107,516,000, consisting of unrealized gains of $122,471,000 on securities that had risen in value since their purchase and $14,955,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (7.7%)
Time Warner Cable Inc.	67,500	4,457
Viacom Inc. Class B	110,353	4,371
Comcast Corp. Class A	152,389	3,348
VF Corp.	34,800	2,999
Walt Disney Co.	76,600	2,873
Gannett Co. Inc.	142,400	2,149
* DISH Network Corp. Class A	96,330	1,894
CBS Corp. Class B	95,300	1,815
Rent-A-Center Inc.	56,000	1,808
* TRW Automotive Holdings Corp.	30,968	1,632
News Corp. Class A	70,700	1,029
Gap Inc.	45,450	1,006
Limited Brands Inc.	32,200	990
* Ford Motor Co.	57,200	960
Macy's Inc.	37,100	939
DR Horton Inc.	73,400	876
* DIRECTV Class A	21,700	866
Time Warner Inc.	19,666	633
* Ruby Tuesday Inc.	38,370	501
Regis Corp.	29,714	493
* Genesco Inc.	13,100	491
Johnson Controls Inc.	12,040	460
Scholastic Corp.	14,880	440
* Valassis Communications Inc.	13,400	434
Comcast Corp. Class A Special Shares	20,000	416
Cracker Barrel Old Country Store Inc.	6,200	340
Wyndham Worldwide Corp.	11,300	339
Virgin Media Inc.	11,100	302
* Domino's Pizza Inc.	17,200	274
Cablevision Systems Corp. Class A	7,400	250
* Perry Ellis International Inc.	5,800	159
* Quiksilver Inc.	27,100	137
* Talbots Inc.	12,400	106
Blyth Inc.	2,900	100
		39,887
Consumer Staples (9.0%)
Procter & Gamble Co.	211,769	13,623
Wal-Mart Stores Inc.	107,500	5,797
Altria Group Inc.	174,300	4,291
Tyson Foods Inc. Class A	174,800	3,010
Coca-Cola Enterprises Inc.	108,300	2,711
Hershey Co.	56,700	2,673
Lorillard Inc.	27,881	2,288
Kroger Co.	93,800	2,097
Sara Lee Corp.	89,900	1,574
Kraft Foods Inc.	36,218	1,141
Dr Pepper Snapple Group Inc.	31,672	1,114
General Mills Inc.	26,800	954

Ruddick Corp.	21,200	781
PepsiCo Inc.	11,800	771
* Whole Foods Market Inc.	11,462	580
* Smithfield Foods Inc.	28,000	578
Hormel Foods Corp.	10,000	513
Cal-Maine Foods Inc.	15,000	474
Nash Finch Co.	8,500	361
B&G Foods Inc. Class A	25,000	343
CVS Caremark Corp.	9,500	330
Del Monte Foods Co.	14,500	273
* Energizer Holdings Inc.	2,612	190
Coca-Cola Co.	1,000	66
		46,533
Energy (12.6%)
Chevron Corp.	172,530	15,743
ConocoPhillips	112,240	7,644
Apache Corp.	51,000	6,081
Devon Energy Corp.	68,600	5,386
Marathon Oil Corp.	118,637	4,393
Occidental Petroleum Corp.	44,700	4,385
Hess Corp.	56,300	4,309
Valero Energy Corp.	172,940	3,998
* Whiting Petroleum Corp.	28,500	3,340
Pioneer Natural Resources Co.	32,800	2,848
Exxon Mobil Corp.	24,500	1,791
* Newfield Exploration Co.	17,500	1,262
El Paso Corp.	42,200	581
Chesapeake Energy Corp.	19,000	492
* Stone Energy Corp.	21,400	477
Sunoco Inc.	11,500	464
* Oil States International Inc.	7,054	452
* USEC Inc.	40,020	241
Peabody Energy Corp.	3,600	230
* Tetra Technologies Inc.	18,933	225
* Atwood Oceanics Inc.	4,600	172
Cimarex Energy Co.	1,300	115
		64,629
Financials (27.8%)
JPMorgan Chase & Co.	361,640	15,341
Wells Fargo & Co.	298,623	9,254
* Citigroup Inc.	1,940,614	9,179
* Berkshire Hathaway Inc. Class B	106,900	8,564
Bank of America Corp.	542,076	7,231
US Bancorp	242,800	6,548
PNC Financial Services Group Inc.	83,600	5,076
Prudential Financial Inc.	82,300	4,832
Travelers Cos. Inc.	82,155	4,577
Capital One Financial Corp.	95,200	4,052
Ameriprise Financial Inc.	68,320	3,932
Chubb Corp.	65,400	3,900
Goldman Sachs Group Inc.	22,517	3,786
KeyCorp	369,200	3,267
M&T Bank Corp.	36,500	3,177
Comerica Inc.	68,700	2,902
Platinum Underwriters Holdings Ltd.	55,830	2,511
Unum Group	90,599	2,194
American Financial Group Inc.	66,920	2,161

Vornado Realty Trust	23,459	1,955
NYSE Euronext	64,600	1,937
* CIT Group Inc.	36,700	1,729
SL Green Realty Corp.	24,900	1,681
Assurant Inc.	43,300	1,668
Fifth Third Bancorp	106,500	1,563
Macerich Co.	32,964	1,562
Endurance Specialty Holdings Ltd.	32,600	1,502
Hospitality Properties Trust	62,400	1,438
* Forest City Enterprises Inc. Class A	85,600	1,429
International Bancshares Corp.	70,200	1,406
CBL & Associates Properties Inc.	78,200	1,368
Cash America International Inc.	34,600	1,278
Plum Creek Timber Co. Inc.	34,100	1,277
Duke Realty Corp.	98,900	1,232
Pennsylvania Real Estate Investment Trust	82,767	1,203
Apartment Investment & Management Co.	45,300	1,171
Public Storage	11,300	1,146
Sun Communities Inc.	28,800	959
Bank of New York Mellon Corp.	31,700	957
Montpelier Re Holdings Ltd.	47,800	953
New York Community Bancorp Inc.	48,200	909
Franklin Resources Inc.	8,000	890
American Express Co.	18,500	794
Rayonier Inc.	14,000	735
Huntington Bancshares Inc.	93,700	644
Unitrin Inc.	23,400	574
Nelnet Inc. Class A	23,700	561
* Ashford Hospitality Trust Inc.	57,800	558
* World Acceptance Corp.	10,300	544
BOK Financial Corp.	10,000	534
Ventas Inc.	9,400	493
Torchmark Corp.	7,400	442
RenaissanceRe Holdings Ltd.	6,800	433
Annaly Capital Management Inc.	23,900	428
Bank of Hawaii Corp.	8,500	401
Legg Mason Inc.	10,400	377
Brandywine Realty Trust	30,600	356
Axis Capital Holdings Ltd.	9,800	352
General Growth Properties Inc.	21,300	330
TICC Capital Corp.	23,000	258
* NASDAQ OMX Group Inc.	10,500	249
Simon Property Group Inc.	1,610	160
Republic Bancorp Inc. Class A	5,100	121
Equity Residential	1,800	94
WesBanco Inc.	3,621	69
* Encore Capital Group Inc.	2,500	59
Regency Centers Corp.	1,300	55
		143,318
Health Care (12.4%)
Johnson & Johnson	143,850	8,897
Pfizer Inc.	451,525	7,906
Merck & Co. Inc.	161,001	5,803
Eli Lilly & Co.	131,700	4,615
* Amgen Inc.	79,800	4,381
UnitedHealth Group Inc.	119,300	4,308
* Biogen Idec Inc.	61,400	4,117

CIGNA Corp.	97,020	3,557
* Forest Laboratories Inc.	108,200	3,460
McKesson Corp.	48,100	3,385
* Humana Inc.	54,900	3,005
* Cephalon Inc.	41,300	2,549
Bristol-Myers Squibb Co.	78,000	2,065
* WellPoint Inc.	24,300	1,382
* Endo Pharmaceuticals Holdings Inc.	32,800	1,171
AmerisourceBergen Corp. Class A	23,900	815
* Community Health Systems Inc.	15,500	579
* Mylan Inc.	24,600	520
* Kinetic Concepts Inc.	11,800	494
Invacare Corp.	8,800	265
* LifePoint Hospitals Inc.	6,900	254
Universal American Corp.	5,800	119
* Par Pharmaceutical Cos. Inc.	2,200	85
Medicis Pharmaceutical Corp. Class A	2,300	62
		63,794
Industrials (9.5%)
General Electric Co.	567,540	10,380
Northrop Grumman Corp.	62,700	4,062
Eaton Corp.	38,500	3,908
Parker Hannifin Corp.	40,000	3,452
Timken Co.	62,500	2,983
Deere & Co.	35,700	2,965
CSX Corp.	42,600	2,752
* United Continental Holdings Inc.	105,100	2,504
Union Pacific Corp.	16,900	1,566
General Dynamics Corp.	20,000	1,419
* Alaska Air Group Inc.	24,650	1,398
* AGCO Corp.	23,800	1,206
Joy Global Inc.	13,500	1,171
Cummins Inc.	10,100	1,111
* Owens Corning	31,600	984
Deluxe Corp.	41,800	962
RR Donnelley & Sons Co.	48,200	842
Pitney Bowes Inc.	34,600	837
* Atlas Air Worldwide Holdings Inc.	10,200	570
United Technologies Corp.	6,500	512
Watts Water Technologies Inc. Class A	11,130	407
Waste Management Inc.	10,800	398
* Thomas & Betts Corp.	8,200	396
* Oshkosh Corp.	10,200	360
* Esterline Technologies Corp.	4,200	288
* EnerSys	8,900	286
Southwest Airlines Co.	21,100	274
Briggs & Stratton Corp.	12,000	236
Standex International Corp.	7,000	209
Ducommun Inc.	6,200	135
Crane Co.	2,244	92
		48,665
Information Technology (5.5%)
Microsoft Corp.	281,300	7,854
* Motorola Inc.	473,500	4,295
* Atmel Corp.	212,500	2,618
Intel Corp.	86,900	1,828
* Lexmark International Inc. Class A	49,000	1,706

Computer Sciences Corp.	29,000	1,438
* Anadigics Inc.	163,400	1,132
* Vishay Intertechnology Inc.	76,700	1,126
* Advanced Micro Devices Inc.	126,900	1,038
* Fairchild Semiconductor International Inc. Class A	63,900	997
* Convergys Corp.	68,940	908
* Unisys Corp.	25,070	649
* SanDisk Corp.	8,000	399
* Teradata Corp.	9,600	395
* RF Micro Devices Inc.	46,800	344
United Online Inc.	48,824	322
International Business Machines Corp.	2,000	294
* Tech Data Corp.	5,300	233
* Ingram Micro Inc.	10,400	199
* Photronics Inc.	28,900	171
* Ciber Inc.	32,073	150
* CSG Systems International Inc.	7,900	150
* ePlus Inc.	2,200	52
		28,298
Materials (3.8%)
EI du Pont de Nemours & Co.	101,700	5,073
Eastman Chemical Co.	34,700	2,917
Ashland Inc.	33,610	1,709
Domtar Corp.	17,100	1,298
Dow Chemical Co.	36,900	1,260
Buckeye Technologies Inc.	57,637	1,211
PPG Industries Inc.	12,200	1,026
International Paper Co.	35,100	956
Sealed Air Corp.	32,700	832
Cabot Corp.	22,100	832
* OM Group Inc.	16,800	647
Lubrizol Corp.	4,900	524
* Ferro Corp.	32,000	468
* Clearwater Paper Corp.	4,900	384
Boise Inc.	31,600	251
* KapStone Paper and Packaging Corp.	14,400	220
Rock-Tenn Co. Class A	3,200	173
		19,781
Telecommunication Services (4.8%)
AT&T Inc.	497,110	14,605
Verizon Communications Inc.	145,102	5,192
CenturyLink Inc.	83,842	3,871
Qwest Communications International Inc.	128,100	975
Consolidated Communications Holdings Inc.	10,400	200
		24,843
Utilities (6.5%)
Dominion Resources Inc.	99,800	4,264
Oneok Inc.	58,672	3,255
DTE Energy Co.	68,900	3,123
NiSource Inc.	174,410	3,073
Northeast Utilities	90,400	2,882
Pinnacle West Capital Corp.	67,900	2,814
CMS Energy Corp.	148,700	2,766
Ameren Corp.	97,100	2,737
Integrys Energy Group Inc.	53,200	2,581
Exelon Corp.	44,900	1,870
Entergy Corp.	13,600	963

Unisource Energy Corp.			26,822	961
CenterPoint Energy Inc.			43,900	690
Atmos Energy Corp.			18,400	574
NorthWestern Corp.			17,700	510
Hawaiian Electric Industries Inc.			8,400	191
				33,254
Total Common Stocks (Cost $445,583)				513,002
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund	0.211%		1,763,723	1,764

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[3,4] Fannie Mae Discount Notes	0.240%	2/16/11	140	140
[3,4] Fannie Mae Discount Notes	0.300%	3/21/11	750	749
				889
Total Temporary Cash Investments (Cost $2,653)				2,653
Total Investments (100.1%) (Cost $448,236)				515,655
Other Assets and Liabilities-Net (-0.1%)				(460)
Net Assets (100%)				515,195

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $889,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of

U.S. Value Fund

futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2011	41	2,569	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	513,002	—	—
Temporary Cash Investments	1,764	889	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	514,763	889	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2010, the cost of investment securities for tax purposes was $448,236,000. Net unrealized appreciation of investment securities for tax purposes was $67,419,000, consisting of unrealized gains of $80,237,000 on securities that had risen in value since their purchase and $12,818,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.